Significant Accounting Policies (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per common share
	For the Three Months Ended September 30,				For the Nine Months Ended September 30, 2022		For the Period From February 10, 2021 (inception) Through September 30, 2021
	2022		2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(700,048)	$(225,950)	$(186,459)	$(119,127)	$(4,967,410)	$(1,603,296)	$(121,526)	$(195,791)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	20,655,000	6,666,667	10,434,783	6,666,667	20,655,000	6,666,667	4,137,931	6,666,667
Basic and diluted net loss per ordinary share	$(0.03)	$(0.03)	$(0.02)	$(0.02)	$(0.24)	$(0.24)	$(0.03)	$(0.03)

	For The Period From February 10, 2021 (inception) Through December 31, 2021
	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net loss	$(893,718)	$(646,476)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	8,961,092	6,482,052
Basic and diluted net loss per ordinary share	$(0.10)	$(0.10)